Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash Flow from Operating Activities
Net loss	$ (81,141)	$ (176,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	7,965	13,704
Change in operating assets and liabilities:
Decrease in accounts receivable	1,823	(2,208)
Decrease in other receivable	(85)	(481)
Decrease (increase) in prepaid expenses and deposits	0	20,938
Increase (decrease) in accounts payable and accrued liabilities	(5,562)	3,248
Increase (decrease) in other payable	0	1,528
Decrease (increase) in related party payable	0	(40,927)
Increase (decrease) in customer deposits	0	(22,856)
Net cash sourced (used) in operating activities	(77,000)	(203,054)
Cash Flows from Investing Activities
Proceeds from return of equipment	0	0
Net cash sourced (used) in investing activities	0	0
Cash Flows from Financing Activities
Proceeds from advances - related parties	29,414	0
Proceeds from Advance share issuance	45,128	0
Net cash provided (used) by financing activities	74,542	0
Cumulative translation adjustment	(1,218)	(4,211)
Net increase (decrease) in cash & cash equivalents for the year	(3,676)	(207,265)
Beginning of period	14,570	221,835
End of period	10,893	14,570
Supplemental cash flows information
Interest received	0	20
Interest paid	0	2
Income tax paid	0	0
Share issuance for the debt settlement	$ 155,383	$ 0